                               BISHOP STREET FUNDS

    SUPPLEMENT DATED JANUARY 31, 1997 TO THE TREASURY MONEY MARKET FUND
                       PROSPECTUS DATED FEBRUARY 17, 1996.

This supplement to the Treasury Money Market Fund Prospectus dated February 17, 1996, as revised January 31, 1997 supersedes and replaces any existing supplements to the prospectus. This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus. Unless otherwise indicated in the supplement, defined terms have the same meaning as in the Prospectus.

The following table replaces the "Annual Operating Expenses" and "Example" found on page 3 of the Prospectus.

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)                RETAIL CLASS B SHARES

--------------------------------------------------------------------------------
Advisory Fees (after fee waivers)(1) . . . . . . . . .           .18%
Rule 12b-1 Fees(2) . . . . . . . . . . . . . . . . . .           .00%
Other Expenses (after fee waivers)(3)  . . . . . . . .           .16%
  Shareholder Servicing Fees (after fee waivers)(4). .           .10%
--------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers)(5). . . .           .44%

--------------------------------------------------------------------------------
(1) The Adviser has agreed to waive a portion of its fees. The Adviser reserves the right to terminate the waiver at any time in its sole discretion. Absent such fee waivers, advisory fees would be .30% for the Fund.

(2) The Distributor has agreed to waive its right to receive fees under the Rule 12b-1 Distribution Plan. Absent this waiver, the maximum Rule 12b-1 fee would be .25%.

(3)    These amounts represent estimates for the current fiscal year.

(4) Absent the Adviser's voluntary fee waivers, shareholder servicing fees would be .25% for the Fund.

(5) Absent the Adviser's voluntary fee waivers, total operating expenses would be .96% for the Fund.

EXAMPLE

--------------------------------------------------------------------------------
                                                1 YR.   3 YRS.  5 YRS.   10 YRS.

--------------------------------------------------------------------------------
An investor in the Retail Class B shares of
  a fund would pay the following expenses on
  a $1,000 investment assuming (1) 5% annual
  return and (2) redemption at the end of
  each time period:  . . . . . . . . . . . .       5      14      25       55
--------------------------------------------------------------------------------

The following table replaces the "Annual Operating Expenses" and "Example" found on page 4 of the Prospectus.


ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)            INSTITUTIONAL CLASS A SHARES

--------------------------------------------------------------------------------
Advisory Fees (after fee waivers)(1) . . . . . . . . .           .18%
Other Expenses (after fee waivers)(2). . . . . . . . .           .16%
  Shareholder Servicing Fees (after fee waivers) (3) .           .10%
--------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers)(4). . . .           .44%

--------------------------------------------------------------------------------


(1) The Adviser has agreed to waive a portion of its fees. The Adviser reserves the right to terminate the waiver at any time in its sole discretion. Absent such fee waivers, advisory fees would be .30% for the Fund.

(2)    These amounts represent estimates for the current fiscal year.

(3) Absent the Adviser's voluntary fee waivers, the shareholder servicing fees would be .25% for the Fund.

(4) Absent the Adviser's voluntary fee waivers, total operating expenses would be .71% for the Fund.

EXAMPLE

--------------------------------------------------------------------------------
                                                1 YR.   3 YRS.  5 YRS.   10 YRS.

--------------------------------------------------------------------------------
An investor in the Institutional Class A
  shares of a fund would pay the following
  expenses on a $1,000 investment assuming
  (1) 5% annual return and (2) redemption at
  the end of each time period: . . . . . . .       5      14      25       55

--------------------------------------------------------------------------------



The following information replaces the first paragraph under "The Distributor" section on page 6 of the Prospectus.

       SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI, serves as distributor. The Retail Class B shares of the Trust have a Rule 12b-1 Distribution Plan (the "Retail Class B Plan"), however, the Distributor has agreed to waive its right to receive fees under the Retail Class B Plan. Financial institutions that are the record owner of shares for the account of their customers may impose separate fees for account services to their customers.

       Each Fund has adopted a shareholder servicing plan for its Institutional Class A and Retail Class B shares (the "Service Plan") under which a shareholder servicing fee of up to .25% of average daily net assets attributable to shares of each class will be paid to the Distributor. Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder and administrative services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments.
       Under the Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.



The following sentence supplements the paragraph under "How To Purchase Retail Class B Shares" on page 7 of the Prospectus and follows the last sentence of that paragraph.

       Retail Class B shares are not yet available for purchase by investors.
          ------------------------------------------------------------

Unaudited financial information for the Bishop Street Treasury Money Market Fund for the period ended June 30, 1996 is as follows.

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                 Bishop Street Treasury
                                                 Money Market Fund - Class A (1)

Net Asset Value, Beginning of Period . . . . . . . . . . . . . . . . . . . . ---

Investment Activities
       Net Investment Income . . . . . . . . . . . . . . . . . . . . . . . .0.01
       Net Realized and Unrealized Gain (Loss) on Investments. . . . . . . . ---

Distributions
       Net Investment Income . . . . . . . . . . . . . . . . . . . . . . .(0.01)
       Capital Gains . . . . . . . . . . . . . . . . . . . . . . . . . . . . ---
Net Asset Value, End of Period . . . . . . . . . . . . . . . . . . . . . . .1.00

Total Return . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.10%

Net Assets, End of Period (000). . . . . . . . . . . . . . . . . . . . .$173,023

Ratio of Expenses to Average Net Assets. . . . . . . . . . . . . . . . . . 0.44%
Expenses to Average Net Assets Excluding Fee Waivers and Reimbursements. . 0.56%

Ratio of Net Investment Income to Average Net Assets . . . . . . . . . . . 4.91%

Ratio of Net Investment Income to Average Net Assets Excluding Fee Waivers and
Reimbursements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.79%
Portfolio Turnover Rate. . . . . . . . . . . . . . . . . . . . . . . . . . . ---

       Amounts Designated as "---" are either $0 or have been rounded to $0.
       (1) The Fund commenced operations on May 1, 1996

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                               BISHOP STREET FUNDS

SUPPLEMENT DATED JANUARY 31, 1997 TO THE HIGH GRADE INCOME FUND, HAWAII
      MUNICIPAL BOND FUND AND EQUITY FUND PROSPECTUS DATED APRIL 29, 1996.

This supplement provides new and additional information beyond that contained in the Prospectus, and should be retained and read in conjunction with such Prospectus.

The following table replaces the "Annual Operating Expenses" and "Example" found on page 3 of the Prospectus.


                                                      RETAIL CLASS B SHARES
                                        ---------------------------------------
                                        HAWAII            HIGH
                                        MUNICIPAL        GRADE
ANNUAL OPERATING EXPENSES                 BOND           INCOME        EQUITY
(as a percentage of average net assets)   FUND            FUND          FUND
--------------------------------------------------------------------------------
Advisory Fees (after fee waivers)(1) . .  .00%            .45%          .65%
Rule 12b-1 Fee (2) . . . . . . . . . . .  .00%            .00%          .00%
Other Expenses (after expense
 reimbursements)(3). . . . . . . . . . .  .21%            .25%          .25%
  Shareholder Servicing Fees
    (after fee waivers) (4). . . . . . .  .00%            .10%          .10%
--------------------------------------------------------------------------------
Total Operating Expenses
     (after fee waivers and expense
     reimbursements)(5). . . . . . . . .  .21%            .80%         1.00%
--------------------------------------------------------------------------------

(1) These amounts for the Hawaii Municipal Bond Fund have been restated to reflect reductions in fee waiver and expense reimbursement arrangements effective in the current fiscal year. As discussed below, the Adviser and the Administrator have agreed to waive a portion of their fee, and reserve the right to terminate their waivers at any time in their sole discretion. Absent such fee waivers, advisory fees would be .55% for the High Grade Income Fund, .35% for the Hawaii Municipal Bond Fund, and .74% for the Equity Fund and the administration fee for the Hawaii Municipal Bond Fund would be .20%.

(2) The Distributor has agreed to waive its right to receive fees under the Rule 12b-1 Distribution Plan. Absent this waiver, the maximum Rule 12b-1 Fee would be .25%.

(3) These amounts represent estimates for the current fiscal year for the Income and Equity Funds. The Adviser has agreed on a voluntary basis to reimburse expenses so that the total operating expenses of the Hawaii Municipal Bond Fund will be maintained at .21%. Amounts reimbursed by the Adviser may result in taxable income for shareholders of that fund. Absent these expense reimbursements, Other Expenses for the Hawaii Municipal Bond Fund would be .85%.

(4) Absent the Adviser's voluntary fee waivers, shareholder servicing fees would be .25% for the Fund.

(5) These amounts for the Hawaii Municipal Bond Fund have been restated to reflect reductions in fee waiver and expense reimbursement arrangements effective in the current fiscal year. Absent the Adviser's and, with respect to the Hawaii Municipal Bond Fund, the Administrator's fee waivers and expense reimbursements, total operating expenses would be 1.26% for the Hawaii Municipal Bond Fund, 1.30% for the High Grade Income Fund and 1.49% for the Equity Fund.

EXAMPLE
--------------------------------------------------------------------------------
                                                   1 YR. 3 YRS. 5 YRS. 10 YRS.

--------------------------------------------------------------------------------
An investor in the Retail Class B shares of
  a fund would pay the following expenses on a
  $1,000 investment assuming (1) 5% annual
  return and (2) redemption at the end of each
  time period:
  Hawaii Municipal Bond Fund . . . . . . . . . . .   37     42     46      61
  High Grade Income Fund . . . . . . . . . . . . .   43     60     78     131
  Equity Fund  . . . . . . . . . . . . . . . . . .   45     66     88     153
--------------------------------------------------------------------------------


The following table replaces the "Annual Operating Expenses" and "Example" found on page 4 of the Prospectus.

                                                  INSTITUTIONAL CLASS A SHARES
                                                 -------------------------------
                                                 HAWAII      HIGH
                                                MUNICIPAL    GRADE
ANNUAL OPERATING EXPENSES                         BOND      INCOME    EQUITY
(as a percentage of average net assets)           FUND        FUND      FUND
--------------------------------------------------------------------------------
Advisory Fees (after fee waivers)(1) . . . . . .  .00%        .45%      .65%
Other Expenses (after expense
  reimbursements)(2) . . . . . . . . . . . . . .  .11%        .25%      .25%
  Shareholder Servicing Fees (after fee
     waivers)(3) . . . . . . . . . . . . . . . .  .10%        .10%      .10%
--------------------------------------------------------------------------------
Total Operating Expenses
     (after fee waivers and expense
     reimbursements)(4). . . . . . . . . . . . .  .21%        .80%     1.00%
--------------------------------------------------------------------------------

(1) These amounts for the Hawaii Municipal Bond Fund have been restated to reflect reductions in fee waiver and expense reimbursement arrangements effective in the current fiscal year. As discussed below, the Adviser and the Administrator have agreed to waive a portion of their fee, and reserve the right to terminate their waivers at any time in their sole discretion. Absent such fee waivers, advisory fees would be .55% for the High Grade Income Fund, .35% for the Hawaii Municipal Bond Fund, and .74% for the Equity Fund and the administration fee for the Hawaii Municipal Bond Fund would be .20%.

(2) These amounts represent estimates for the current fiscal year for the Income and Equity Funds. The Adviser has agreed on a voluntary basis to reimburse expenses so that the total operating expenses of the Hawaii Municipal Bond Fund will be maintained at .25%. Amounts reimbursed by the Adviser may result in taxable income for shareholders of that fund. Absent these expense reimbursements, Other Expenses for the Hawaii Municipal Bond Fund would be .85%.

(3) Absent the Adviser's voluntary fee waivers, shareholder servicing fees would be .25% for the Fund.

(4) These amounts for the Hawaii Municipal Bond Fund have been restated to reflect reductions in fee waiver and expense reimbursement arrangements effective in the current fiscal year. Absent the Adviser's and, with respect to the Hawaii Municipal Bond Fund, the Administrator's fee waivers and expense reimbursements, total operating expenses would be .91% for the Hawaii Municipal Bond Fund, 1.05% for the High Grade Income Fund and 1.24% for the Equity Fund.

EXAMPLE
--------------------------------------------------------------------------------
                                                    1 YR. 3 YRS. 5 YRS. 10 YRS.

--------------------------------------------------------------------------------
An investor in the Institutional Class A shares
  of a fund would pay the following expenses on
  a $1,000 investment assuming (1) 5% annual
  return and (2) redemption at the end of each
  time period:
  Hawaii Municipal Bond Fund . . . . . . . . . . . .   2      7     12      27
  High Grade Income Fund . . . . . . . . . . . . . .   8     26     44      99
  Equity Fund. . . . . . . . . . . . . . . . . . . .  10     32     55     122
--------------------------------------------------------------------------------


The following information replaces the first paragraph under "The Distributor" section on page 9 of the Prospectus.

          SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI, serves as distributor. The Retail Class B shares of the Trust have a Rule 12b-1 Distribution Plan (the "Retail Class B Plan"), however, the Distributor has agreed to waive its right to
          receive fees under the Retail Class B Plan.   Financial institutions
          that are the record owner of shares for the account of their customers may impose separate fees for account services to their customers.

          Each Fund has adopted a shareholder servicing plan for its Institutional Class A and Retail Class B shares (the "Service Plan") under which a shareholder servicing fee of up to .25% of average daily net assets attributable to the shares of each class will be paid to the Distributor. Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder and administrative services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

The following information replaces the last sentence under "Financial Highlights" found on page 5 of the Prospectus.

          As of January 31, 1997, the Equity and High Grade Income Funds had commenced operations and made Institutional Class A shares available for purchase.

The following information should replace paragraph 5, 6 and 7 under "The Adviser" section on page 8 and 9 of the Prospectus.

     The day-to-day management of the High Grade Income and Equity Fund's investments is the responsibility of a team of investment professionals. Decisions are made by committee and no person has primary responsibility for making recommendations to the committee.





               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                               BISHOP STREET FUNDS


            SUPPLEMENT DATED JANUARY 31, 1997 TO THE MONEY
                   MARKET FUND PROSPECTUS DATED APRIL 29, 1996.

This supplement provides new and additional information beyond that contained in the Prospectus, and should be retained and read in conjunction with such Prospectus.

The following table replaces the "Annual Operating Expenses" and "Example" found on page 3 of the Prospectus.

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)             RETAIL CLASS B SHARES

--------------------------------------------------------------------------------
Advisory Fees (after fee waivers)(1) . . . . . . . . . .     .28%
Rule 12b-1 Fee(2). . . . . . . . . . . . . . . . . . . .     .00%
Other Expenses (after fee waivers) . . . . . . . . . . .     .12%
  Shareholder Servicing Fees (after
    fee waivers) (3) . . . . . . . . . . . . . . . . . .     .10%
--------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers)(4). . . . .     .50%

--------------------------------------------------------------------------------
(1) These numbers have been restated to reflect reductions in fee waiver arrangements effective in the current fiscal year. The Adviser has agreed waive a portion of its fees. Absent fee waivers, advisory fees would be .30% for the Fund. The Adviser reserves the right to terminate the waiver at any time in its sole discretion.

(2) The Distributor has agreed to waive its right to receive fees under the Rule 12b-1 Distribution Plan. Absent this waiver, the maximum Rule 12b-1 fee would be .25%.

(3) Absent the Adviser's voluntary fee waivers, shareholder servicing fees would be .25% for the Fund.

(4) These numbers have been restated to reflect reductions in fee waiver arrangements effective in the current fiscal year. Absent the Adviser's fee waivers, total operating expenses would be .67% for the Fund.

EXAMPLE
--------------------------------------------------------------------------------
                                                    1 YR. 3 YRS. 5 YRS. 10 YRS.

--------------------------------------------------------------------------------
An investor in the Retail Class B shares of
  a fund would pay the following expenses on
  a $1,000 investment assuming (1) 5% annual
  return and (2) redemption at the end of each
  time period: . . . . . . . . . . . . . . . . . . .  5     16     28      63
--------------------------------------------------------------------------------

The following table replaces the "Annual Operating Expenses" and "Example" found on page 4 of the Prospectus.

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)          INSTITUTIONAL CLASS A SHARES

--------------------------------------------------------------------------------
Advisory Fees (after fee waivers)(1) . . . . . . . .          .28%
Other Expenses . . . . . . . . . . . . . . . . . . .          .12%
  Shareholder Servicing Fees (after
   fee waivers) (2). . . . . . . . . . . . . . . . .          .10%
--------------------------------------------------------------------------------
Total Operating Expenses (after
   fee waivers) (3). . . . . . . . . . . . . . . . .          .50%

--------------------------------------------------------------------------------

(1) These numbers have been restated to reflect reductions in fee waiver arrangements effective in the current fiscal year. The Adviser has agreed waive a portion of its fees. Absent fee waivers, advisory fees would be .30% for the Fund. The Adviser reserves the right to terminate the waiver at any time in its sole discretion.

(2) Absent the Adviser's voluntary fee waivers, shareholder servicing fees would be .25% for the Fund.

(3) These numbers have been restated to reflect reductions in fee waiver arrangements effective in the current fiscal year. Absent the Adviser's fee waivers, total operating expenses would be .67% for the Fund.

EXAMPLE
--------------------------------------------------------------------------------

                                                    1 YR. 3 YRS. 5 YRS. 10 YRS.
--------------------------------------------------------------------------------
An investor in the Institutional Class A
  shares of a fund would pay the following
  expenses on a $1,000 investment assuming
  (1) 5% annual return and (2) redemption at
  the end of each time period: . . . . . . . . . .    5     16     28     63
--------------------------------------------------------------------------------

The following information replaces the first paragraph under "The Distributor"
section in each Prospectus.

     SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI, serves as distributor. The Retail Class B shares of the Trust have a Rule 12b-1 Distribution Plan (the "Retail Class B Plan"), however, the Distributor has agreed to waive its right to receive fees under the Retail Class B Plan. Financial institutions that are the record owner of shares for the account of their customers may impose separate fees for account services to their customers.

     Each Fund has adopted a shareholder servicing plan for its Institutional Class A and Retail Class B shares (the "Service Plan") under which a shareholder servicing fee of up to

     .25% of average daily net assets attributable to shares of each class will be paid to the Distributor. Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder and administrative services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE